FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
13,224,949	FT Vest U.S. Equity Buffer ETF - January (b)	$675,652,064
12,054,719	FT Vest U.S. Equity Buffer ETF - February (b)	675,205,304
14,375,172	FT Vest U.S. Equity Buffer ETF - March (b)	675,677,647
15,357,294	FT Vest U.S. Equity Buffer ETF - April (b)	675,260,217
12,771,590	FT Vest U.S. Equity Buffer ETF - May (b)	675,617,111
11,929,934	FT Vest U.S. Equity Buffer ETF - June (b)	675,373,845
12,185,401	FT Vest U.S. Equity Buffer ETF - July (b)	676,046,048
12,846,899	FT Vest U.S. Equity Buffer ETF - August (b)	675,854,801
13,183,583	FT Vest U.S. Equity Buffer ETF - September (b)	675,698,180
13,869,702	FT Vest U.S. Equity Buffer ETF - October (b)	675,939,927
12,395,960	FT Vest U.S. Equity Buffer ETF - November (b)	675,665,352
13,411,709	FT Vest U.S. Equity Buffer ETF - December (b)	675,950,134
	Total Exchange-Traded Funds	8,107,940,630
	(Cost $6,647,004,126)
MONEY MARKET FUNDS — 0.0%
1,976,791	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (c)	1,976,791
	(Cost $1,976,791)

	Total Investments — 100.0%	8,109,917,421
	(Cost $6,648,980,917)
	Net Other Assets and Liabilities — (0.0)%	(631,917)
	Net Assets — 100.0%	$8,109,285,504

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$8,107,940,630	$8,107,940,630	$—	$—
Money Market Funds	1,976,791	1,976,791	—	—
Total Investments	$8,109,917,421	$8,109,917,421	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	13,224,949	$609,956,245	$45,540,689	$(4,809,233)	$24,550,621	$413,742	$675,652,064	$—
FT Vest U.S. Equity Buffer ETF - February	12,054,719	608,957,298	45,478,427	(3,079,078)	23,441,709	406,948	675,205,304	—
FT Vest U.S. Equity Buffer ETF - March	14,375,172	607,313,263	53,572,750	(1,407,631)	15,831,895	367,370	675,677,647	—
FT Vest U.S. Equity Buffer ETF - April	15,357,294	607,059,230	56,163,169	(1,404,584)	13,094,183	348,219	675,260,217	—
FT Vest U.S. Equity Buffer ETF - May	12,771,590	609,090,376	49,976,492	(1,414,098)	17,598,830	365,511	675,617,111	—
FT Vest U.S. Equity Buffer ETF - June	11,929,934	608,329,103	50,971,108	(1,412,250)	17,069,861	416,023	675,373,845	—
FT Vest U.S. Equity Buffer ETF - July	12,185,401	608,867,173	46,906,657	(1,420,200)	21,261,242	431,176	676,046,048	—
FT Vest U.S. Equity Buffer ETF - August	12,846,899	609,334,403	45,753,257	(1,421,659)	21,824,318	364,482	675,854,801	—
FT Vest U.S. Equity Buffer ETF - September	13,183,583	609,364,636	47,252,920	(1,419,924)	20,114,769	385,779	675,698,180	—
FT Vest U.S. Equity Buffer ETF - October	13,869,702	609,801,530	46,017,529	(13,803,961)	33,553,792	371,037	675,939,927	—
FT Vest U.S. Equity Buffer ETF - November	12,395,960	609,353,045	45,692,227	(12,922,186)	33,053,889	488,377	675,665,352	—
FT Vest U.S. Equity Buffer ETF - December	13,411,709	609,502,644	45,628,244	(8,384,369)	28,770,856	432,759	675,950,134	—
		$7,306,928,946	$578,953,469	$(52,899,173)	$270,165,965	$4,791,423	$8,107,940,630	$—

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
3,057,281	FT Vest U.S. Equity Deep Buffer ETF - January (b)	$131,056,770
2,776,399	FT Vest U.S. Equity Deep Buffer ETF - February (b)	131,067,966
3,176,778	FT Vest U.S. Equity Deep Buffer ETF - March (b)	131,042,092
3,355,171	FT Vest U.S. Equity Deep Buffer ETF - April (b)	130,969,100
2,926,018	FT Vest U.S. Equity Deep Buffer ETF - May (b)	131,122,182
2,793,586	FT Vest U.S. Equity Deep Buffer ETF - June (b)	131,161,936
2,775,699	FT Vest U.S. Equity Deep Buffer ETF - July (b)	131,054,628
2,973,232	FT Vest U.S. Equity Deep Buffer ETF - August (b)	131,027,064
2,936,529	FT Vest U.S. Equity Deep Buffer ETF - September (b)	131,134,814
2,975,930	FT Vest U.S. Equity Deep Buffer ETF - October (b)	131,093,883
2,697,974	FT Vest U.S. Equity Deep Buffer ETF - November (b)	130,934,837
2,941,149	FT Vest U.S. Equity Deep Buffer ETF - December (b)	131,234,068
	Total Exchange-Traded Funds	1,572,899,340
	(Cost $1,317,808,522)
MONEY MARKET FUNDS — 0.0%
560,751	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (c)	560,751
	(Cost $560,751)

	Total Investments — 100.0%	1,573,460,091
	(Cost $1,318,369,273)
	Net Other Assets and Liabilities — (0.0)%	(125,783)
	Net Assets — 100.0%	$1,573,334,308

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$1,572,899,340	$1,572,899,340	$—	$—
Money Market Funds	560,751	560,751	—	—
Total Investments	$1,573,460,091	$1,573,460,091	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	3,057,281	$119,679,976	$8,668,648	$(1,605,102)	$4,135,531	$177,717	$131,056,770	$—
FT Vest U.S. Equity Deep Buffer ETF - February	2,776,399	119,777,012	8,662,369	(1,286,569)	3,665,064	250,090	131,067,966	—
FT Vest U.S. Equity Deep Buffer ETF - March	3,176,778	119,400,833	9,439,265	(576,102)	2,641,765	136,331	131,042,092	—
FT Vest U.S. Equity Deep Buffer ETF - April	3,355,171	119,398,792	9,825,863	(574,126)	2,195,575	122,996	130,969,100	—
FT Vest U.S. Equity Deep Buffer ETF - May	2,926,018	119,506,308	9,206,562	(577,394)	2,845,501	141,205	131,122,182	—
FT Vest U.S. Equity Deep Buffer ETF - June	2,793,586	119,317,822	9,556,281	(575,998)	2,703,966	159,865	131,161,936	—
FT Vest U.S. Equity Deep Buffer ETF - July	2,775,699	119,579,157	8,757,531	(579,165)	3,122,013	175,092	131,054,628	—
FT Vest U.S. Equity Deep Buffer ETF - August	2,973,232	119,716,661	8,650,155	(774,205)	3,299,141	135,312	131,027,064	—
FT Vest U.S. Equity Deep Buffer ETF - September	2,936,529	119,626,542	9,338,484	(576,565)	2,587,911	158,442	131,134,814	—
FT Vest U.S. Equity Deep Buffer ETF - October	2,975,930	119,839,898	8,728,527	(2,483,985)	4,803,880	205,563	131,093,883	—
FT Vest U.S. Equity Deep Buffer ETF - November	2,697,974	119,735,144	8,724,357	(4,410,126)	5,744,327	1,141,135	130,934,837	—
FT Vest U.S. Equity Deep Buffer ETF - December	2,941,149	119,687,822	8,682,844	(1,961,139)	4,620,200	204,341	131,234,068	—
		$1,435,265,967	$108,240,886	$(15,980,476)	$42,364,874	$3,008,089	$1,572,899,340	$—

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
8,413,053	FT Vest Nasdaq-100® Buffer ETF - March (b)	$274,559,985
8,719,094	FT Vest Nasdaq-100® Buffer ETF - June (b)	275,000,225
8,738,825	FT Vest Nasdaq-100® Buffer ETF - September (b)	276,146,870
8,716,289	FT Vest Nasdaq-100® Buffer ETF - December (b)	278,834,085
	Total Exchange-Traded Funds	1,104,541,165
	(Cost $923,895,504)
MONEY MARKET FUNDS — 0.0%
54,122	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (c)	54,122
	(Cost $54,122)

	Total Investments — 100.0%	1,104,595,287
	(Cost $923,949,626)
	Net Other Assets and Liabilities — (0.0)%	(88,437)
	Net Assets — 100.0%	$1,104,506,850

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$1,104,541,165	$1,104,541,165	$—	$—
Money Market Funds	54,122	54,122	—	—
Total Investments	$1,104,595,287	$1,104,595,287	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest Nasdaq- 100® Buffer ETF - March	8,413,053	$258,946,998	$16,815,215	$(9,082,745)	$5,697,594	$2,182,923	$274,559,985	$—
FT Vest Nasdaq- 100® Buffer ETF - June	8,719,094	259,080,635	15,649,767	(10,293,424)	7,901,827	2,661,420	275,000,225	—
FT Vest Nasdaq- 100® Buffer ETF - September	8,738,825	260,614,673	15,774,729	(9,574,819)	6,541,599	2,790,688	276,146,870	—
FT Vest Nasdaq- 100® Buffer ETF - December	8,716,289	260,848,651	15,762,044	(14,014,341)	12,837,715	3,400,016	278,834,085	—
		$1,039,490,957	$64,001,755	$(42,965,329)	$32,978,735	$11,035,047	$1,104,541,165	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.